Consolidated Statements of Cash Flows (Parenthetical)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Non-cash transactions:
Conversion of operating partnership non-controlling interests to common stock, shares	923,944	2,130,452	1,474,532
Issuance of common shares through special dividend, share			11,358,042